Share Capital - Acquisitions - Summary of Equity Issuances Related to Acquisitions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issuance of shares for acquisition, Shares	4,515,879	36,138,911
Acquisition related share issuance's	$ 30,248	$ 353,214
Acquisition related share based reserve	$ 689	11,675
R Trees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issuance of shares for acquisition, Shares	3,494,505
Acquisition related share issuance's	$ 28,026
Acquisition related share based reserve	$ 1,079
Spot
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issuance of shares for acquisition, Shares	111,669
Acquisition related share issuance's	$ 984
Green Hemp
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issuance of shares for acquisition, Shares	24,577
Acquisition related share issuance's	$ 848
MedCann Access
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Acquisition related share based reserve	$ (390)	$ (468)
Shares released from escrow related to the acquisition, shares	240,678	1,011,239
Shares released from escrow related to the acquisition	$ 390	$ 2,919
Hemp
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issuance of shares for acquisition, Shares		129,021
Acquisition related share issuance's		$ 1,711
Shares released from escrow related to the acquisition, shares	129,016
Spectrum Cannabis GmbH
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares released from escrow related to the acquisition, shares	367,981
Vert Medical
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares released from escrow related to the acquisition, shares	147,453
Mettrum Hempworks Inc.
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issuance of shares for acquisition, Shares		34,265,042
Acquisition related share issuance's		$ 336,514
Acquisition related share based reserve		$ 12,143
Spektrum Cannabis GmbH
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issuance of shares for acquisition, Shares		674,631
Acquisition related share issuance's		$ 10,406
Vert
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Issuance of shares for acquisition, Shares		58,978
Acquisition related share issuance's		$ 1,664